Aug. 25, 2023
First Trust Senior Loan Fund

Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the table entitled “Annual Fund Operating Expenses” set forth in the section entitled “Fees and Expenses of the Fund” set forth in the Fund’s prospectus is hereby deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.86%